Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities - Summary of Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss after income tax expense for the year	$ (39,896,348)	$ (32,210,826)	$ (29,902,624)
Adjustments for:
Depreciation and amortization	2,061,819	2,063,462	2,070,116
Loss on disposal of plant and equipment	1,427	0	0
Share-based payments	2,001,572	1,486,841	1,702,159
Changes in fair value of US investor warrants	(131,896)	(591,070)	8,663,013
Net exchange difference	(296,038)	258,296	646,630
Net change in fair value of convertible note liability	139,048	324,736	1,171,959
Change in operating assets and liabilities:
Decrease/ (Increase) in current receivables	(1,607,705)	(2,249,376)	(2,830,539)
(Increase) in other operating assets	(1,152,563)	(782,505)	(620,024)
Increase in trade and other payables	3,272,412	1,435,459	1,382,362
Increase in employee benefits provision	252,452	35,231	76,606
Net cash outflows used in operating activities	$ (35,355,820)	$ (30,229,752)	$ (17,640,342)